Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 47,589	€ 40,954	€ 95,783	€ 86,811
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	5,244	5,898	9,932	11,172
Consulting and professional fees	1,768	2,331	3,703	3,848
Other general and administrative expenses	1,258	1,566	2,668	2,912
Operating expenses	€ 8,270	€ 9,796	€ 16,303	€ 17,932